Trade Accounts Receivable and Inventory	6 Months Ended
Jun. 30, 2022
Trade Accounts Receivable and Inventory [Abstract]
TRADE ACCOUNTS RECEIVABLE AND INVENTORY

NOTE 5 – TRADE ACCOUNTS RECEIVABLE AND INVENTORY

A.	Composed as follows:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands

Gix Internet	16,418	-
Jeffs’ Brands	17	366
Eventer	127	42
	16,562	408

B.	Composed as follows:

	June 30,	December 31,
	2022	2021
	Unaudited	Audited
	USD in thousands
Finished goods	1,831	1,227

As of June 30, 2022, and December 31, 2021, the inventory is derived only from Jeff’s Brands.